UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Wozniak
Title:	Managing Director
Phone:  (415) 772-8364

Signature, Place, and Date of Signing:

Paul Wozniak      San Francisco, CA     March 31, 2011

State Street Corporation has been removed from the List of Other Included Managers as Shott Capital Management LLC is deemed not to share investment discretion with State Street Corporation for the purposes of Form 13F reporting.


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0



Form 13F Information Table Entry Total:   64
Form 13F Information Table Value Total (Thousands):   $152,154

List of Other Included Managers:  0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A123 Systems, Inc.             COM              03739T108      260    40881 SH       SOLE                    15530             25351
Alliance Data Systems Corporat COM              018581108     1740    20254 SH       SOLE                     5471             14783
Amazon.com, Inc.               COM              023135106     5736    31843 SH       SOLE                    31843
Amdocs Ltd.                    COM              G02602103     1193    41356 SH       SOLE                    39400              1956
Approach Resources Inc.        COM              03834A103     2027    60375 SH       SOLE                    60375
Arch Capital Group Ltd.        COM              G0450A105     3048    30733 SH       SOLE                    13133             17600
Aruba Networks Inc.            COM              043176106     8971   265088 SH       SOLE                   201912             63176
Atheros Communications, Inc.   COM              04743P108      397     8882 SH       SOLE                     7643              1239
Autodesk, Inc.                 COM              052769106     2140    48517 SH       SOLE                    48517
Auxilium Pharmaceuticals       COM              05334D107      406    18922 SH       SOLE                     5802             13120
Bill Barrett Corporation       COM              06846N104     2304    57740 SH       SOLE                     5480             52260
Buckeye Partners, L.P.         COM              118230101     9416   148178 SH       SOLE                    42845            105333
CapitalSource, Inc.            COM              14055X102     1695   240787 SH       SOLE                   215136             25651
Cardtronics, Inc.              COM              14161H108      487    23922 SH       SOLE                    17544              6378
Cavium Networks, Inc.          COM              14965A101     4461    99284 SH       SOLE                                      99284
China Lodgin Group Ltd. - ADR  COM              16949N109      451    25838 SH       SOLE                    12970             12868
Cisco Systems                  COM              17275R102      779    45398 SH       SOLE                    45398
Cognizant Technology Solutions COM              192446102      482     5921 SH       SOLE                     5921
CommVault Systems, Inc.        COM              204166102     4202   105375 SH       SOLE                    44647             60728
Concho Resources Inc.          COM              20605P101     5870    54707 SH       SOLE                    53412              1295
Concur Technologies, Inc.      COM              206708109      249     4482 SH       SOLE                     4482
Domino's Pizza, Inc.           COM              25754A201     3739   202889 SH       SOLE                   202889
EBay, Inc.                     COM              278642103      646    20800 SH       SOLE                    20800
Ecotality, Inc.                COM              27922Y202       63    20078 SH       SOLE                    20078
EnerNOC, Inc.                  COM              292764107      327    17105 SH       SOLE                    13795              3310
Entropic Communications, Inc.  COM              29384R105      212    25087 SH       SOLE                    25087
Financial Engines, Inc.        COM              317485100    10728   389249 SH       SOLE                   280792            108457
Genomic Health, Inc.           COM              37244C101      229     9305 SH       SOLE                     9305
Global Cash Access Holdings, I COM              378967103      301    92134 SH       SOLE                    13706             78428
Google, Inc. - Cl A            COM              38259P508    14229    24250 SH       SOLE                    19498              4752
Green Dot Corp. - Class A      COM              39304D102     6065   141340 SH       SOLE                   121161             20179
Image Metrics, Inc. 	       COM              45248W106       48    96957 SH       SOLE                                      96957
Jackson Hewitt Tax Service, In COM              468202106      164   272816 SH       SOLE                                     272816
Linear Technology Corp.        COM              535678106      525    15600 SH       SOLE                    15600
LogMeIn, Inc.                  COM              54142L109      980    23253 SH       SOLE                    17206              6047
MSCI, Inc.                     COM              55354G100     1489    40440 SH       SOLE                    39941               499
Magellan Midstream Partners    COM              559080106      585     9775 SH       SOLE                     8359              1416
MaxLinear, Inc.                COM              57776J100      707    86559 SH       SOLE                    58583             27976
MedAssets Inc.                 COM              584045108      719    47204 SH       SOLE                    12630             34574
Medidata Solutions, Inc.       COM              58471A105      680    26587 SH       SOLE                    26587
Mellanox Technologies Ltd.     COM              M51363113      571    22641 SH       SOLE                    22641
MetroPCS Communications        COM              591708102     6288   387172 SH       SOLE                    76381            310791
Monotype Imaging Holdings Inc. COM              61022P100      365    25141 SH       SOLE                    17033              8108
Motricity, Inc.                COM              620107102      784    52180 SH       SOLE                    33649             18531
Netflix, Inc.                  COM              64110L106     4090    17200 SH       SOLE                                      17200
OpenTable, Inc.                COM              68372A104     4435    41704 SH       SOLE                    41704
PLX Technology, Inc.           COM              693417107      705   193105 SH       SOLE                   122458             70647
Polypore International, Inc.   COM              73179V103     2333    40520 SH       SOLE                                      40520
Prestige Brands Holdings, Inc  COM              74112D101      172    14941 SH       SOLE                    12204              2737
Rackspace Hosting, Inc.        COM              750086100     4533   105791 SH       SOLE                   105791
Republic Services, Inc.        COM              760759100     3006   100083 SH       SOLE                    79985             20098
Rockwood Holdings, Inc.        COM              774415103     2207    44835 SH       SOLE                                      44835
Salesforce.com, Inc.           COM              79466L302     1436    10751 SH       SOLE                    10400               351
Solarwinds, Inc.               COM              83416B109     2506   106813 SH       SOLE                    84028             22785
St. Jude Medical, Inc.         COM              790849103     2449    47785 SH       SOLE                    14276             33509
Tempur-Pedic International Inc COM              88023U101      723    14265 SH       SOLE                    14265
Tesla Motors, Inc.             COM              88160R101     6014   216715 SH       SOLE                    63944            152771
TransDigm Group Inc.           COM              893641100     1350    16100 SH       SOLE                                      16100
VanceInfo Technologies, Inc. - COM              921564100     1412    44944 SH       SOLE                    36207              8737
Vanda Pharmaceuticals, Inc.    COM              921659108      198    27150 SH       SOLE                    27150
VeriFone Systems, Inc.         COM              92342Y109     5246    95465 SH       SOLE                    16524             78941
Vonage Holdings Corporation    COM              92886T201      520   113970 SH       SOLE                    62170             51800
World Westling Entertainment,  COM              98156Q108      871    69285 SH       SOLE                                      69285
YaHoo!, Inc.                   COM              984332106     1190    71320 SH       SOLE                    71320